Borrowings (Details 5) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	$ 179,633	$ 72,970
Total borrowings	1,184,293	614,958	$ 272,164	$ 131,319
A R S [Member]
IfrsStatementLineItems [Line Items]
Borrowings	263,656	131,615
U S D [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 920,637	$ 483,343